Quarterly Holdings Report
for

Fidelity® Emerging Asia Fund

January 31, 2020

SEA-QTLY-0320
1.813038.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 0.0%
Blue Sky Alternative Investments Ltd. (a)(b)	1,118,552	$7
Bermuda - 0.6%
Haier Electronics Group Co. Ltd.	1,937,000	5,818,207
Cayman Islands - 24.7%
Alibaba Group Holding Ltd.	851,900	21,651,681
Bilibili, Inc. ADR (a)(c)	491,500	10,591,825
CStone Pharmaceuticals Co. Ltd. (a)(d)	4,752,500	6,521,608
Frontage Holdings Corp. (a)(d)	9,728,000	4,814,762
Geely Automobile Holdings Ltd.	4,667,000	7,395,364
Hutchison China Meditech Ltd. sponsored ADR (a)	227,300	5,580,215
International Housewares Retail Co. Ltd.	8,114,905	1,881,637
Kingsoft Corp. Ltd. (a)	1,907,700	5,765,240
Longfor Properties Co. Ltd. (d)	1,564,000	6,600,319
Meituan Dianping Class B (a)	994,544	12,590,764
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	116,400	14,148,420
Phoenix Tree Holdings Ltd. ADR (c)	162,800	2,106,632
Pinduoduo, Inc. ADR (a)	402,800	14,186,616
Shenzhou International Group Holdings Ltd.	600,792	7,942,364
Sino Biopharmaceutical Ltd.	2,125,000	2,806,224
SITC International Holdings Co. Ltd.	5,077,375	5,980,862
So-Young International, Inc. ADR (c)	386,900	4,700,835
TAL Education Group ADR (a)	314,868	15,711,913
Tencent Holdings Ltd.	2,014,440	96,069,054
Wise Talent Information Technology Co. Ltd. (a)	406,602	891,084
Wuxi Biologics (Cayman), Inc. (a)(d)	654,000	8,271,714
Zai Lab Ltd. ADR (a)	7,200	367,128

TOTAL CAYMAN ISLANDS		256,576,261

China - 12.0%
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	1,499,400	4,995,543
Contemporary Amperex Technology Co. Ltd.	402,275	7,344,871
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	328,500	4,989,270
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	657,497	6,833,529
Industrial & Commercial Bank of China Ltd. (H Shares)	7,685,000	5,101,099
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	1,229,922	5,285,196
Jinyu Bio-Technology Co. Ltd. (A Shares)	3,137,111	8,946,207
Kweichow Moutai Co. Ltd. (A Shares)	46,081	6,768,024
Pharmaron Beijing Co. Ltd. (A Shares)	721,142	6,133,962
Ping An Insurance Group Co. of China Ltd. (H Shares)	1,840,091	20,807,492
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	2,780,800	10,661,037
Shanghai Kindly Medical Instruments Co. Ltd. (H Shares)	906,000	4,073,331
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,812,785	7,490,383
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	266,808	7,030,960
WuXi AppTec Co. Ltd. (H Shares) (d)	476,300	5,769,116
Yunnan Baiyao Group Co. Ltd. (A Shares)	538,955	6,633,468
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	1,745,440	5,127,684

TOTAL CHINA		123,991,172

France - 0.4%
Beijing Kingsoft Office Software Co., Ltd. ELS (BNP Paribas Bank Warrant Program) Class A warrants 11/18/20 (a)(d)	165,344	4,158,812
Germany - 0.9%
Delivery Hero AG (a)(d)	122,600	9,466,199
Hong Kong - 6.7%
AIA Group Ltd.	4,152,850	41,150,377
China Overseas Land and Investment Ltd.	2,250,000	7,232,465
Hong Kong Exchanges and Clearing Ltd.	443,246	14,563,926
Sino Land Ltd.	5,063,328	6,900,492

TOTAL HONG KONG		69,847,260

India - 15.4%
Asian Paints Ltd.	202,100	5,064,472
Aster DM Healthcare Ltd. (a)(d)	1,164,300	2,677,886
Bajaj Finance Ltd.	188,600	11,464,218
Eicher Motors Ltd.	22,400	6,330,179
HDFC Asset Management Co. Ltd. (d)	159,635	7,056,635
HDFC Bank Ltd.	975,838	16,669,164
Housing Development Finance Corp. Ltd.	937,564	31,598,507
Indraprastha Gas Ltd. (a)	954,227	6,757,344
Kotak Mahindra Bank Ltd.	352,800	8,323,802
Maruti Suzuki India Ltd.	122,400	11,787,592
Oberoi Realty Ltd. (a)	873,417	6,652,643
Page Industries Ltd.	12,000	4,093,952
Petronet LNG Ltd.	1,200,660	4,465,669
Power Grid Corp. of India Ltd.	1,546,538	3,985,941
Reliance Industries Ltd.	1,125,754	22,143,578
Shree Cement Ltd.	21,400	6,874,440
TCNS Clothing Co. Ltd. (a)(d)	522,430	4,144,996

TOTAL INDIA		160,091,018

Indonesia - 2.8%
PT Bank Central Asia Tbk	8,174,477	19,316,464
PT Bank Rakyat Indonesia Tbk	31,148,355	10,126,486

TOTAL INDONESIA		29,442,950

Japan - 1.5%
Money Forward, Inc. (a)(e)	213,700	9,865,187
Zozo, Inc.	320,800	5,343,164

TOTAL JAPAN		15,208,351

Korea (South) - 13.1%
Kakao Corp.	51,500	6,765,117
LG Chemical Ltd.	34,553	9,601,280
Samsung Electronics Co. Ltd.	1,610,420	74,356,406
Samsung SDI Co. Ltd.	60,800	13,792,326
SK Hynix, Inc.	409,756	31,068,548

TOTAL KOREA (SOUTH)		135,583,677

Malaysia - 0.1%
Bursa Malaysia Bhd	873,500	1,179,365
Mauritius - 0.7%
MakeMyTrip Ltd. (a)	306,800	7,056,400
Multi-National - 1.5%
HKT Trust/HKT Ltd. unit	10,746,468	16,041,588
Netherlands - 1.0%
ASML Holding NV (Netherlands)	35,355	9,921,935
Philippines - 1.2%
Ayala Land, Inc.	7,375,736	5,980,306
Jollibee Food Corp.	1,779,300	6,650,070

TOTAL PHILIPPINES		12,630,376

Taiwan - 7.9%
Largan Precision Co. Ltd.	46,000	7,105,786
Micro-Star International Co. Ltd.	1,996,000	6,030,661
Taiwan Semiconductor Manufacturing Co. Ltd.	6,713,892	68,867,791

TOTAL TAIWAN		82,004,238

Thailand - 1.3%
Home Product Center PCL (For. Reg.)	13,566,533	6,329,469
Thai Beverage PCL	11,390,707	6,611,455

TOTAL THAILAND		12,940,924

United States of America - 4.7%
Broadcom, Inc.	16,100	4,913,076
DouYu International Holdings Ltd. ADR (c)	1,480,013	11,973,305
Lam Research Corp.	33,417	9,965,284
Micron Technology, Inc. (a)	319,500	16,962,255
ON Semiconductor Corp. (a)	229,900	5,322,185

TOTAL UNITED STATES OF AMERICA		49,136,105

Vietnam - 0.4%
Vietnam Dairy Products Corp.	869,500	4,032,521
TOTAL COMMON STOCKS
(Cost $758,506,595)		1,005,127,366

Nonconvertible Preferred Stocks - 1.4%
Korea (South) - 1.4%
Samsung Electronics Co. Ltd.
(Cost $13,051,404)	374,080	14,572,278

Money Market Funds - 5.4%
Fidelity Cash Central Fund 1.58% (f)	33,172,512	33,179,146
Fidelity Securities Lending Cash Central Fund 1.59% (f)(g)	23,223,389	23,225,711
TOTAL MONEY MARKET FUNDS
(Cost $56,404,857)		56,404,857
TOTAL INVESTMENT IN SECURITIES - 103.7%
(Cost $827,962,856)		1,076,104,501
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(38,709,661)
NET ASSETS - 100%		$1,037,394,840

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,482,047 or 5.7% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$53,226
Fidelity Securities Lending Cash Central Fund	36,988
Total	$90,214

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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